Shareholders' equity (Tables)	6 Months Ended
Jun. 30, 2019
Shareholders' equity
Schedule of treasury shares held

Shares to be cancelled (1)	57,130,510
Repurchased during Q4 2018	27,360,278
Repurchased during Q1 2019	7,374,542
Repurchased during Q2 2019	22,395,690
Shares to be allocated as part of free share grant plans (2)	7,670,207
2016 Plan	4,683,986
2017 Plan	2,918,835
Other Plans	67,386
Treasury shares Total (1)+(2)	64,800,717

Schedule of information about dividends paid

Dividend 2018	First interim	Second interim	Third interim	Final
Amount	€0.64	€0.64	€0.64	€0.64
Declaration of distribution(1)	September 19, 2018	December 12, 2018	March 13, 2019	May 29, 2019
Ex-dividend date	September 25, 2018	December 18, 2018	March 19, 2019	June 11, 2019
Payment date	October 12, 2018	January 10, 2019	April 5, 2019	June 13, 2019
Scrip dividend option	Yes	Yes	Yes	No
Issue price(2)	€52.95	€48.27	€49.30	—
Number of shares subscribed	18,783,197	1,212,767	14,864,169	—

(1) Date on which the Board of Directors met and declared the distribution of the dividend. The declaration of distribution is decided by the shareholders for the final dividend.

(2) The issue price of the new share is equal to the average Euronext Paris opening price of the TOTAL shares for the 20 trading days preceding the declaration of distribution, reduced by the amount of the dividend, without any discount.

Dividend 2019	First interim	Second interim
Amount	0.66	€0.66	€
Set date	April 25, 2019	July 24, 2019
Ex-dividend date	September 27, 2019	January 6, 2020
Payment date	October 1st, 2019	January 8, 2020

Detail of other comprehensive income

Detail of other comprehensive income is presented in the table below:

(M$)		1st half 2019		1st half 2018
Actuarial gains and losses		(59)		67

Change in fair value of investments in equity instruments		107		5

Tax effect		14		(18)
Currency translation adjustment generated by the parent company		(474)		(2,630)
Sub-total items not potentially reclassifiable to profit and loss		(412)		(2,576)

Currency translation adjustment		187		968
- unrealized gain/(loss) of the period	233		1,078
- less gain/(loss) included in net income	46		110

Cash flow hedge		(373)		255
- unrealized gain/(loss) of the period	(303)		142
- less gain/(loss) included in net income	70		(113)

Variation of foreign currency basis spread		54		(27)
- unrealized gain/(loss) of the period	25		(27)
- less gain/(loss) included in net income	(29)		—

Share of other comprehensive income of equity affiliates, net amount		253		(132)
- unrealized gain/(loss) of the period	265		(93)
- less gain/(loss) included in net income	12		39

Other		2		(2)

Tax effect		107		(75)
Sub-total items potentially reclassifiable to profit and loss		230		987
Total other comprehensive income, net amount		(182)		(1,589)

Tax effects relating to each component of other comprehensive income are as follows:

	1st half 2019			1st half 2018
(M$)	Pre-tax amount	Tax effect	Net amount	Pre-tax amount	Tax effect	Net amount
Actuarial gains and losses	(59)	16	(43)	67	(18)	49
Change in fair value of investments in equity instruments	107	(2)	105	5	—	5
Currency translation adjustment generated by the parent company	(474)	—	(474)	(2,630)	—	(2,630)
Sub-total items not potentially reclassifiable to profit and loss	(426)	14	(412)	(2,558)	(18)	(2,576)
Currency translation adjustment	187	—	187	968	—	968
Cash flow hedge	(373)	125	(248)	255	(81)	174
Variation of foreign currency basis spread	54	(18)	36	(27)	6	(21)
Share of other comprehensive income of equity affiliates, net amount	253	—	253	(132)	—	(132)
Other	2	—	2	(2)	—	(2)
Sub-total items potentially reclassifiable to profit and loss	123	107	230	1,062	(75)	987
Total other comprehensive income	(303)	121	(182)	(1,496)	(93)	(1,589)